Income taxes (Details 4) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Taxes [Abstract]
Net income from cash flow hedge	$ 93,416	$ (16,196)	$ 728
Actuarial gains and losses deriving from defined benefit plans	1,097,001	408,928	(73,169)
Charge to equity	$ 1,190,417	$ 392,732	$ (72,441)